Summary of Significant Accounting Policies - Stock-Based Compensation (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2013
Chief Executive Officer | Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Number of options granted	1,440,062
Vesting period	2 years
Deferred compensation arrangement vesting percentage		50.00%
RSU awards
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting period		4 years
PRSU awards
Share-based Compensation Arrangement by Share-based Payment Award
Stock price levels that must be maintained		6
Period to maintain stock price levels		20 days
Award performance period		3 years
LTIP
Share-based Compensation Arrangement by Share-based Payment Award
Award performance period		3 years
LTIP | 2011-2013
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of award based on achievement of total shareholder return relative to peer companies (TSR)		20.00%
Percentage of award based on achievement of cumulative earnings per share targets (EPS)		40.00%
Percentage of award based on achievement of a free cash flow target (FCF)		40.00%
LTIP | 2012-2014
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of award based on achievement of total shareholder return relative to peer companies (TSR)		20.00%
Percentage of award based on achievement of cumulative earnings per share targets (EPS)		40.00%
Percentage of award based on achievement of a free cash flow target (FCF)		40.00%
LTIP | 2013-2015
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of award based on achievement of total shareholder return relative to peer companies (TSR)		50.00%
Percentage of award based on achievement of a free cash flow target (FCF)		50.00%